Business Acquisition (Tables)	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition
The acquisition date fair value of the consideration transferred was $32.5 million, which consisted of the following (in thousands):

Cash paid through closing	$32,300
Fair value of contingent earnout consideration	200

Total acquisition date fair value of the consideration transferred	$32,500

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the consideration to the fair values of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Assets acquired:
Current assets	$150
Intangible asset—acquired technology	4,800
Deferred tax assets	314

Total assets acquired	5,264
Liabilities assumed:
Current liabilities	132

Total liabilities assumed	132

Net assets acquired	5,132
Goodwill	27,368

Total purchase price	$32,500